Provisions - Provisions for Taxes and Other Legal Contingencies and Other Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of provision matrix [line items]
Provisions	€ 14,489	€ 14,459	€ 14,494	€ 15,376
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	5,841	5,712	5,604	€ 5,310
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	1,006	1,074	997
Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Provisions	1,307	1,005	999
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions	885	685	916
Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Provisions	101	253	308
Provision for restructuring
Disclosure of provision matrix [line items]
Provisions	360	472	404
Other
Disclosure of provision matrix [line items]
Provisions	1,314	1,308	1,399
Spain | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	1,666	1,148	1,332
Spain | Provision for customer remediation
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	223
Spain | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	425	244
Offset in part by the use of the available provisions	162	206
European Union (excluding Spain) | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	1,127	1,300	1,766
Other Foreign Countries Not Including Countries In EU | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	3,048	3,264	2,506
Brazil | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	2,504	2,715	2,016
Brazil | Provisions for employment-related proceedings
Disclosure of provision matrix [line items]
Provisions	868	915	581
Additional provisions charged to income statement	505	395	370
Offset in part by the use of the available provisions	388	284	241
Brazil | Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	355	201	289
Offset in part by the use of the available provisions	203	239	273
United Kingdom | Provision for customer remediation
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	164	179	689
Offset in part by the use of the available provisions	277	355	227
United Kingdom | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	106	173	243
Offset in part by the use of the available provisions	151	169	233
United Kingdom | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	44	129	56
Offset in part by the use of the available provisions	50	€ 49	€ 41
Poland | Provision for customer remediation
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	125
Poland | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	€ 99